Share-Based Payments (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	8,000,000
Reduction in Number of Shares Available For Issuance For Each Share of Restricted Stock	1.95
Number of Shares Available for Grant	3,300,000	4,600,000	2,000,000
Allocated Share-based Compensation Expense	$ 44.9	$ 37.3	$ 28.2
Tax Benefit from Compensation Expense	$ 16.8	$ 13.9	$ 10.2
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Additional Stock Equivalents Credited, Percent of Deferred Amount	33.33%
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Additional Stock Equivalents Credited, Percent of Deferred Amount	25.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Term of Award	10 years
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period	3 years
Stock Options [Member] | Minimum [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period	3 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period	7 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period	4 years